Consolidated condensed statements of changes in equity - USD ($) $ in Thousands	Total	Total Equity Attributable to Company [Member]	Share Capital [Member]	Parent Company Reserves [Member]	Other Reserves [Member]	Accumulated Deficit [Member]	Accumulated Currency Translation Differences [Member]	Non-controlling Interest [Member]
Balance, beginning of period at Dec. 31, 2018	$ 1,756,112	$ 1,617,384	$ 10,022	$ 2,029,940	$ 95,011	$ (449,274)	$ (68,315)	$ 138,728
Profit for the nine -month period after taxes	68,380	60,832	0	0	0	60,832	0	7,548
Change in fair value of cash flow hedges	(78,276)	(76,290)	0	0	(77,972)	1,682	0	(1,986)
Currency translation differences	(43,613)	(39,738)	0	0	0	0	(39,738)	(3,875)
Tax effect	18,794	18,798	0	0	18,798	0	0	(4)
Other comprehensive income/(loss)	(103,095)	(97,230)	0	0	(59,174)	1,682	(39,738)	(5,865)
Total comprehensive income/(loss) for the period	(34,715)	(36,398)	0	0	(59,174)	62,514	(39,738)	1,683
Capital reduction	(2,688)	0	0	0	0	0	0	(2,688)
Capital increase (Note 13)	30,000	30,000	138	29,862	0	0	0	0
Changes in the scope (Note 7)	92,303	0	0	0	0	0	0	92,303
Dividend distribution (declared)	(143,967)	(117,345)	0	(117,345)	0	0	0	(26,622)
Balance, end of period at Sep. 30, 2019	1,697,045	1,493,641	10,160	1,942,457	35,837	(386,760)	(108,053)	203,404
Balance, beginning of period at Dec. 31, 2019	1,714,856	1,508,476	10,160	1,900,800	73,797	(385,457)	(90,824)	206,380
Profit for the nine -month period after taxes	58,167	61,209	0	0	0	61,209	0	(3,042)
Change in fair value of cash flow hedges	10,633	10,850	0	0	10,850	0	0	(217)
Currency translation differences	(18,884)	(12,766)	0	0	0	0	(12,766)	(6,118)
Tax effect	(3,090)	(3,144)	0	0	(3,144)	0	0	54
Other comprehensive income/(loss)	(11,341)	(5,060)	0	0	7,706	0	(12,766)	(6,281)
Total comprehensive income/(loss) for the period	46,826	56,149	0	0	7,706	61,209	(12,766)	(9,323)
Changes in the scope (Note 7)	25,079	0	0	0	0	0	0	25,079
Dividend distribution (declared)	(144,714)	(125,987)	0	(125,987)	0	0	0	(18,727)
Balance, end of period at Sep. 30, 2020	$ 1,642,047	$ 1,438,638	$ 10,160	$ 1,774,813	$ 81,503	$ (324,248)	$ (103,590)	$ 203,409